SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 11: -	SHAREHOLDERS’ EQUITY

a.	Composition of share capital:

	December 31,
	2023		2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares

Ordinary Shares of no-par value (1)	500,000,000	165,387,098	500,000,000	136,185,264

(1)
Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.

b.
On February 17, 2021, the Company effected a 1-for-1.138974 reverse share split to cause the value of the outstanding legacy ordinary shares immediately prior to the closing of the Transactions to equal $10 per share.

c.
On August 14, 2023 and on September 12, 2023, the Company issued a total of 26,352,878 ordinary shares of no par value, at a public offering price of $2.5 per share, for a total consideration of $61,400, net of underwriting discount and other issuance costs of $4,482.